UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Invesco ADR Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

International equity markets achieved impressive upward momentum in 2012, despite a relatively disappointing economic background globally; the MSCI EAFE® Index posted a return of 17.32% for the year. The major developed economies continue to suffer the fallout from the financial crisis earlier in the decade. The damage to private sector balance sheets from excess borrowing is slowly being repaired, but in an effort to sustain economic activity, government deficits and debts have surged to almost unprecedented levels. This has led to the implementation of austerity measures, particularly in Europe, to control spending, but more importantly from an equity standpoint, highly accommodative monetary policies have pushed global interest rates to historically low levels and provided a major support for stock prices. As an extension of these quantitative easing policies, we have seen moves to recapitalize European banks and help to maintain the euro framework. These efforts, combined with relatively strong corporate results, had a positive impact on investor sentiment as the year progressed.

The Great-West Invesco ADR Fund (Initial Class shares) returned 14.56% and underperformed the MSCI EAFE® Index during the one year period ended December 31, 2012, with the first quarter of the year accounting for most of the shortfall. Over the year, the Fund benefited from holdings in the utilities, energy and health care sectors. The largest negative impact on returns came from the industrials, primarily in Europe, consumer staples and consumer discretionary sectors. Japan was the weakest performing market within the Fund, with our domestic holdings being hit by the weakness in the yen towards the year-end as well as by the subdued economic picture. Continental Europe was also a negative contributor, particularly Spain and France. Australia, Hong Kong and Canada were the outperforming developed markets. The Fund’s exposure to Emerging Markets also had a small negative effect during 2012.

Although the year finished strongly for equity investments, the outlook remains clouded by factors such as relatively slow economic growth worldwide and high sovereign debt levels across the developed markets. We do continue to see valuation support, however, most clearly versus fixed income markets. As always, our emphasis for the Fund will be on managing a high quality, well-diversified portfolio with above average profitability characteristics.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	MSCI EAFE Index
	10,000.00	10,000.00
2003	13,130.00	13,859.00
2004	15,708.73	16,665.45
2005	17,482.25	18,921.95
2006	21,658.76	23,905.99
2007	23,261.50	26,576.29
2008	13,912.71	15,047.50
2009	18,174.17	19,829.59
2010	19,188.74	21,366.38
2011	16,343.05	18,772.50
2012	18,722.60	22,023.90

Note: Performance for Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	14.56%	-4.25%	6.47%
Class L	14.30%	—	-1.74%*

*Since inception on July 29, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2012

Country	% of Fund Investments
Australia	8.71%
Brazil	0.79%
Canada	3.21%
China	0.99%
Denmark	1.15%
France	10.85%
Germany	5.60%
Hong Kong	2.79%
India	0.18%
Indonesia	0.10%
Italy	1.64%
Japan	22.01%
Mexico	0.18%
Netherlands	2.31%
Norway	2.96%
Poland	0.16%

Russia	0.64%
South Africa	0.69%
South Korea	1.38%
Spain	2.91%
Switzerland	8.27%
Taiwan	0.42%
Thailand	0.28%
Turkey	0.14%
United Arab Emirates	0.16%
United Kingdom	12.64%
United States	8.84%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/30/12)	(12/31/12)	(06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,154.40	$6.03*

Hypothetical (5% return before expenses)	$1,000.00	$1,019.67	$5.66*

Class L
Actual	$1,000.00	$1,151.60	$7.64**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.17	$7.16**

*Expenses are equal to the Fund’s annualized expense ratio of 1.11% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 12.41%
18,388	Barrick Gold Corp (a)	$643,764
17,012	BHP Billiton Ltd Sponsored ADR	1,334,421
20,281	Eurasian Natural Resources Corp PLC ADR	47,660
25,477	JSR Corp Sponsored ADR	481,515
1,485	KGHM Polska Miedz SA (b)	91,739
10,499	Magnitogorsk Iron & Steel Works GDR (a)(b)(c)	47,273
22,191	Nitto Denko Corp Sponsored ADR	551,003
847	POSCO ADR (a)(c)	69,581
15,916	Rio Tinto PLC Sponsored ADR	924,561
74,743	Salzgitter AG Sponsored ADR	389,411
2,298	Sasol Ltd Sponsored ADR	99,480
38,558	Shin-Etsu Chemical Co Ltd Sponsored ADR (c)	585,310
5,157	Vale SA Sponsored ADR	108,091
25,409	Yara International ASA ADR	1,263,844

		6,637,653

Communications — 11.06%
4,447	America Movil SAB de CV ADR Series L	102,904
3,074	China Mobile Ltd Sponsored ADR	180,505
37,400	Dena Co Ltd (c)	1,226,881
24,065	Nippon Telegraph & Telephone Corp ADR	506,087
33,502	NTT DOCOMO Inc Sponsored ADR	482,764
3,507	Sistema JSFC GDR (b)(c)	71,719
4,065	SK Telecom Co Ltd ADR (c)	64,349
34,714	Swisscom AG Sponsored ADR	1,501,380
2,771	Telefonica Brasil SA ADR	66,670
51,037	Telefonica SA Sponsored ADR	688,489
1,533	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	56,644
42,621	Telstra Corp Ltd ADR	969,628

		5,918,020

Consumer, Cyclical — 14.82%
50,412	Cie Generale des Etablissements Michelin Sponsored ADR	967,406
43,577	Deutsche Lufthansa AG Sponsored ADR	840,600
257	Hyundai Department Store Co Ltd (a)(b)	38,236
515	Hyundai Mobis (a)(b)	139,724
19,752	Mitsubishi Corp Sponsored ADR	761,440
55,516	Nissan Motor Co Ltd Sponsored ADR (c)	1,059,800
193,508	Porsche Automobil Holding SE Sponsored ADR	1,586,766
12,221	Seven & I Holdings Co Ltd Sponsored ADR	688,653
8,021	Steinhoff International Holdings Ltd Sponsored ADR	129,660
3,647	Tata Motors Ltd Sponsored ADR	104,742

Shares		Value

Consumer, Cyclical — (continued)
8,992	Toyota Motor Corp Sponsored ADR	$838,504
19,960	Yamada Denki Co Ltd (b)(c)	771,474

		7,927,005

Consumer, Non-cyclical — 13.40%
9,366	Actelion Ltd (b)	448,171
50,300	Asahi Group Holdings Ltd (b)	1,071,024
14,250	AstraZeneca PLC Sponsored ADR	673,598
4,939	China Agri-Industries Holdings Ltd ADR	55,311
6,826	First Pacific Co Ltd/Hong Kong Sponsored ADR (a)	37,748
22,942	GlaxoSmithKline PLC Sponsored ADR	997,289
20,469	Imperial Tobacco Group PLC ADR	1,586,143
1,340	KT&G Corp (a)	101,134
30,995	Sanofi ADR	1,468,543
2,278	Tiger Brands Ltd Sponsored ADR	88,637
24,000	Toyo Suisan Kaisha Ltd (b)	639,450

		7,167,048

Energy — 10.61%
527	CNOOC Ltd ADR	115,940
10,150	Dragon Oil PLC	91,427
19,595	Eni SpA Sponsored ADR (c)	962,898
6,186	Gazprom OAO Sponsored ADR (b)	59,759
5,647	Petroleo Brasileiro SA ADR	109,947
6,300	PTT PCL (b)	68,874
20,649	Repsol SA Sponsored ADR	431,564
12,773	Rosneft OAO GDR (b)	115,675
19,169	Royal Dutch Shell PLC ADR	1,358,890
18,997	Statoil ASA Sponsored ADR	475,685
21,671	Suncor Energy Inc	714,710
22,507	Total SA Sponsored ADR	1,170,589

		5,675,958

Financial — 24.53%
30,304	Asya Katilim Bankasi AS ADR (a)	83,336
34,918	Australia & New Zealand Banking Group Ltd Sponsored ADR	920,438
5,826	Banco do Brasil SA Sponsored ADR	73,815
15,200	Bangkok Bank PCL NVDR (b)	97,726
67,330	Barclays PLC Sponsored ADR	1,166,156
26,741	BNP Paribas SA ADR (c)	781,105
44,893	Cheung Kong Holdings Ltd Sponsored ADR (c)	696,739
7,199	China Construction Bank Corp Sponsored ADR	116,840
6,511	China Minsheng Banking Corp Ltd ADR (a)	75,983
30,328	Credit Suisse Group AG Sponsored ADR (a)	744,856

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

Financial — (continued)
79,757	Danske Bank A/S Sponsored ADR (a)	$677,934
1,940	Dongbu Insurance Co Ltd (b)	83,812
110,975	Henderson Land Development Co Ltd Sponsored ADR	795,691
65,500	KWG Property Holding Ltd (b)	50,294
24,973	Macquarie Group Ltd ADR (c)	938,985
209,699	Mitsubishi UFJ Financial Group Inc ADR (c)	1,136,569
26,133	Muenchener Rueckversicherungs AG Sponsored ADR (c)	471,178
19,300	PDG Realty SA Empreendimentos e Participacoes	31,200
6,664	Sberbank of Russia Sponsored ADR (a)	83,700
2,164	Shinhan Financial Group Co Ltd (a)(b)	79,197
6,249	Standard Bank Group Ltd Sponsored ADR	88,892
41,707	Standard Chartered PLC (b)	1,079,029
88,847	Suncorp Group Ltd Sponsored ADR	950,663
6,241	Toronto-Dominion Bank	526,304
51,161	Zurich Insurance Group AG ADR	1,371,115

		13,121,557

Industrial — 9.75%
37,821	ABB Ltd Sponsored ADR (c)	786,299
31,496	Bouygues SA (b)	937,237
4,490	China Communications Construction Co Ltd Sponsored ADR	88,902
49,072	East Japan Railway Co Sponsored ADR	527,033
12,638	Hon Hai Precision Industry Co Ltd GDR (a)	77,380
596	Hyundai Mipo Dockyard (a)(b)	71,496
21,961	Komatsu Ltd Sponsored ADR	564,617
114,300	Nippon Yusen KK Sponsored ADR	531,495
35,146	NSK Ltd Sponsored ADR	499,073
2,000	TPK Holding Co Ltd (a)(b)	35,813
49,000	Unimicron Technology Corp (b)	52,356
98,697	Vallourec SA Sponsored ADR (c)	1,042,240

		5,213,941

Technology — 0.46%
25,400	Powertech Technology Inc (b)	41,248
112	Samsung Electronics Co Ltd (b)	160,921
39,700	Wistron Corp (b)	41,562

		243,731

Utilities — 3.01%
4,900	Cia Paranaense de Energia Sponsored ADR	75,215
27,590	Iberdrola SA Sponsored ADR	588,219

Shares		Value

Utilities — (continued)
16,442	National Grid PLC Sponsored ADR	$944,428

		1,607,862

TOTAL COMMON STOCK — 100.05% (Cost $47,728,519)		$53,512,775

Principal Amount

SECURITIES LENDING COLLATERAL
$ 1,442,717	Undivided interest of 2.53% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $1,442,717 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	$1,442,717

1,442,716	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $1,442,716 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	1,442,716

50,722	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $50,722 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	50,722

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 298,175	Undivided interest of 1.72% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $298,175 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	$298,175

501,938	Undivided interest of 3.46% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $501,938 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	501,938

8,675	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $8,675 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	8,675

Principal Amount		Value

Securities Lending Collateral — (continued)

$ 1,442,717	Undivided interest of 2.74% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $1,442,717 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.	$1,442,717

TOTAL SECURITIES LENDING COLLATERAL — 9.70% (Cost $5,187,660)		$5,187,660

TOTAL INVESTMENTS — 109.75% (Cost $52,916,179)		$58,700,435

OTHER ASSETS & LIABILITIES, NET — (9.75)%		$(5,214,965)

TOTAL NET ASSETS — 100.00%		$53,485,470

(a)	Non-income producing security.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	A portion or all of the security is on loan at December 31, 2012.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Schedule of Investments

As of December 31, 2012

Summary of Investments by Country as of December 31, 2012.

Country	Value	Percentage of Fund Investments

Australia	$5,114,135	8.71%
Brazil	464,938	0.79
Canada	1,884,778	3.21
China	578,170	0.99
Denmark	677,934	1.15
France	6,367,120	10.85
Germany	3,287,955	5.60
Hong Kong	1,635,783	2.79
India	104,742	0.18
Indonesia	56,644	0.10
Italy	962,898	1.64
Japan	12,922,692	22.01
Mexico	102,904	0.18
Netherlands	1,358,890	2.31
Norway	1,739,529	2.96
Poland	91,739	0.16
Russia	378,126	0.64
South Africa	406,669	0.69
South Korea	808,450	1.38
Spain	1,708,272	2.91
Switzerland	4,851,821	8.27
Taiwan	248,359	0.42
Thailand	166,600	0.28
Turkey	83,336	0.14
United Arab Emirates	91,427	0.16
United Kingdom	7,418,864	12.64
United States	5,187,660	8.84
Total	$58,700,435	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West Invesco ADR Fund

ASSETS:
Investments in securities, fair value (including $5,009,098 of securities on loan)(a)	$58,700,435
Cash	145,218
Cash denominated in foreign currencies(b)	11,088
Dividends and interest receivable	80,578
Subscriptions receivable	62,934
Receivable for investments sold	14,862

Total Assets	59,015,115

LIABILITIES:
Payable to investment adviser	58,657
Payable upon return of securities loaned	5,187,660
Redemptions payable	283,308
Payable for distribution fees	20

Total Liabilities	5,529,645

NET ASSETS	$53,485,470

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$499,139
Paid-in capital in excess of par	84,175,364
Net unrealized appreciation on investments and foreign currency translations	5,784,251
(Overdistributed) net investment income	(11,357)
Accumulated net realized loss on investments and foreign currency transactions	(36,961,927)

TOTAL NET ASSETS
Initial Class	$53,436,096

Class L	$49,374

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	4,984,781
Class L	6,609

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.72

Class L	$7.47

(a) Cost of investments	$52,916,179
(b) Cost of cash denominated in foreign currencies	$11,077

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West Invesco ADR Fund
INVESTMENT INCOME:
Interest	$698
Income from securities lending	203,723
Dividends	8,012,242
Foreign withholding tax	(819,316)

Total Income	7,397,347

EXPENSES:
Management fees	2,126,897
Audit fees	24,183
Bank and custodian fees	60,270
Distribution fees - Class L	95
Investment administration fees	128,350
Other	74,713

Total Expenses	2,414,508

Less amount reimbursed by investment adviser	50,816
Less amount waived by distributor - Class L	27

Net Expenses	2,363,665

NET INVESTMENT INCOME	5,033,682

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(8,715,050)
Net change in unrealized appreciation on investments and foreign currency translations	26,334,871

Net Realized and Unrealized Gain on Investments and Foreign Currency	17,619,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,653,503

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

	2012	2011
Great-West Invesco ADR Fund
OPERATIONS:
Net investment income	$5,033,682	$6,183,929
Net realized gain (loss)	(8,715,050)	285,280
Net change in unrealized appreciation (depreciation)	26,334,871	(41,538,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	22,653,503	(35,069,667)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	(791,837)	–
Class L	(732)	–

From return of capital	(792,569)	0

From net investment income
Initial Class	(5,114,561)	(6,206,706)
Class L	(19,882)	(847)

From net investment income	(5,134,443)	(6,207,553)

Total Distributions	(5,927,012)	(6,207,553)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	71,009,753	88,529,694
Class L	150,503	22,928
Shares issued in reinvestment of distributions
Initial Class	5,906,398	6,206,706
Class L	20,614	847
Shares redeemed
Initial Class	(268,054,136)	(125,032,819)
Class L	(130,054)	–

Net Decrease in Net Assets Resulting from Capital Share Transactions	(191,096,922)	(30,272,644)

Total Decrease in Net Assets	(174,370,431)	(71,549,864)

NET ASSETS:
Beginning of year	227,855,901	299,405,765

End of year (a)	$53,485,470	$227,855,901

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	6,587,053	7,465,179
Class L	17,322	2,416
Shares issued in reinvestment of distributions
Initial Class	554,051	602,008
Class L	2,774	106
Shares redeemed
Initial Class	(23,855,147)	(9,977,255)
Class L	(16,009)	–

Net Decrease	(16,709,956)	(1,907,546)

(a) Including (overdistributed) net investment income and undistributed net investment income	$(11,357)	$57,733

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	Fiscal Years Ended December 31,
	2012		2011	2010	2009	2008
Great-West Invesco ADR Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$10.50		$12.68	$12.21	$9.52	$17.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.29	0.21	0.23	0.33
Net realized and unrealized gain (loss)	1.26		(2.18)	0.47	2.69	(7.29)

Total From Investment Operations	1.52		(1.89)	0.68	2.92	(6.96)

LESS DISTRIBUTIONS:
From return of capital	(0.16)		–	–	–	–
From net investment income	(1.14)		(0.29)	(0.21)	(0.23)	(0.33)
From net realized gains	–		–	–	–	(1.00)

Total Distributions	(1.30)		(0.29)	(0.21)	(0.23)	(1.33)

NET ASSET VALUE, END OF YEAR	$10.72		$10.50	$12.68	$12.21	$9.52

TOTAL RETURN(b)	14.56%		(14.83%)	5.58%	30.63%	(40.19%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$53,436		$227,835	$299,406	$222,213	$171,979
Ratio of expenses to average net assets
Before reimbursement	1.12%		1.14%	1.12%	1.15%	1.14%
After reimbursement	1.11%		1.13%	1.12%	1.15%	1.13%
Ratio of net investment income to average net assets
Before reimbursement	2.36%		2.62%	1.93%	2.22%	2.70%
After reimbursement	2.37%		2.62%	1.93%	2.22%	2.71%
Portfolio turnover rate(c)	40%		33%	43%	50%	42%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

	2012		Fiscal Years Ended December 31, 2011(a)

Great-West Invesco ADR Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.11		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.36	(b)	1.16
Net realized and unrealized gain (loss)	0.79		(2.63)

Total From Investment Operations	1.15		(1.47)

LESS DISTRIBUTIONS:
Return of capital	(0.11)		–
From net investment income	(1.68)		(0.42)

Total Distributions	(1.79)		(0.42)

NET ASSET VALUE, END OF YEAR	$7.47		$8.11

TOTAL RETURN(c)	14.30%		(14.66%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$49		$20
Ratio of expenses to average net assets
Before reimbursement and waiver	86.67%		461.62%	(e)
After reimbursement and waiver	1.34%		1.27%	(e)
Ratio of net investment income (loss) to average net assets
Before reimbursement and waiver	(81.10%)		(458.95%)	(e)
After reimbursement and waiver	4.23%		1.41%	(e)
Portfolio turnover rate(f)	40%		33%

(a)	Class L inception date was July 29, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO ADR FUND

Notes to Financial Statements

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Effective September 24, 2012, Maxim Invesco ADR Portfolio’s name changed to Great-West Invesco ADR Fund. Interests in the Great-West Invesco ADR Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. The investment objective of the Fund is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Annual Report - December 31, 2012

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Foreign & ADRs)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Foreign Common Stock & ADRs	$21,150,114	$32,362,661	$—	$53,512,775
Securities Lending Collateral	—	5,187,660	—	5,187,660

Total Investments(a)	$21,150,114	$37,550,321	$0	$58,700,435

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Annual Report - December 31, 2012

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

Annual Report - December 31, 2012

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $79,808,304 and $264,516,018, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $53,425,069. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,062,034 and gross depreciation of securities in which there was an excess of tax cost over value of $1,786,668 resulting in net appreciation of $5,275,366.

5.	SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $5,009,098 and received collateral of $5,187,660 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

Annual Report - December 31, 2012

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation Securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Over distributed Net Investment Income	Accumulated Net Realized Loss on Investments
$ (792,569)	$ 824,240	$ (31,671)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Return of capital	$ 792,569	$ –
Ordinary Income	5,134,443	6,207,553

	$ 5,927,012	$ 6,207,553

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ –
Undistributed capital gains	–

Net accumulated earnings	0

Net unrealized appreciation on investments	5,275,366
Net unrealized depreciation on foreign currency translations	(8)
Capital loss carryforward	(36,424,648)
Post-October losses	(39,743)

Tax composition of capital	$ (31,189,033)

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$ –	$ (39,743)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund had available for federal income tax purposes the following net capital losses:

Pre-Enactment		Post-Enactment Unused
Unused	Expiration Date	Short-Term	Long-Term
$ (23,360,273)	2017
		$ (3,354,151)	$ (9,710,225)

Annual Report - December 31, 2012

7.	TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $512,712 and has derived gross income from sources within foreign countries amounting to $7,856,525.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 4% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco ADR Fund, (formerly, Maxim Invesco ADR Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Invesco ADR Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief

Legal Counsel, Financial

Services, Great-West Life &

Annuity Insurance Company

and Great-West Life & Annuity

Insurance Company of New

York; Chief Compliance Officer,

U.S. Operations, The Great-

West Life Assurance Company,

The Canada Life Assurance

Company, Crown Life

Insurance Company, and

London Life Insurance

Company; Secretary and Chief

Compliance Officer, GWFS

Equities, Inc.; Chief Compliance

Officer, Advised Assets Group,

LLC; Chief Legal Officer and

Secretary, FASCore, LLC; Chief

Legal Counsel & Chief

Compliance Officer, Great-West

Capital Management, LLC;

formerly, Secretary, Great-

West Capital Management, LLC

and Great-West Funds

				N/A	N/A
John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds’ files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds’ sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)    (1)  Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013